Employee Benefit Plans and Non-Qualified Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Defined Benefit Plan [Abstract]
Employee Benefit Plans and Non-Qualified Plans

NOTE 16 — EMPLOYEE BENEFIT PLANS

Prior to the Separation, certain of our employees participated in defined benefit and non-qualified plans sponsored by Dover, which included participants of other Dover subsidiaries. Through the Separation date, we accounted for such plans as multi-employer benefit plans. A proportionate share of the cost associated with these plans is reflected in the condensed combined statements of income prior to the Separation.

Dover provided a defined benefit pension plan for its eligible U.S. employees and retirees (“U.S. Pension Plan”). As such, the portion of Apergy’s liability associated with the U.S. Pension Plan is not reflected in the condensed combined balance sheet as of December 31, 2017, and was not recorded at the Separation as this obligation will be maintained and serviced by Dover. Shortly before the Separation, Apergy participants in the U.S. Pension Plan (other than Norris USW participants) fully vested in their benefits, and all participants ceased accruing benefits. In addition, Apergy did not assume any funding requirements or obligations related to the U.S. Pension Plan upon the Separation. Norris USW participants were moved to a new pension plan and continued to accrue benefits.

Dover also provided a defined benefit pension plan for its eligible salaried non-U.S. employees and retirees in Canada (“Canada Salaried Pension Plan”). As such, the portion of Apergy’s liability associated with this non-U.S. plan is not reflected in our condensed combined balance sheet as of December 31, 2017, as this obligation was maintained and serviced by Dover. The Canada Salaried Pension Plan, including all assets and liabilities, was transferred to Apergy at the Separation. Shortly before the Separation, all non-Apergy participants in this plan ceased accruing benefits or were not permitted to make contributions, as applicable. The non-Apergy participants may elect a lump sum cash payment post Separation that will be the responsibility of Apergy and will be funded out of the plan assets.

Dover provided to certain U.S. management employees, through non-qualified plans, supplemental retirement benefits in excess of qualified plan limits imposed by federal tax law. As of January 1, 2018, Apergy participants in these non-qualified plans no longer accrued benefits nor were permitted to make contributions, as applicable. Apergy assumed the funding requirements and related obligations attributable to Apergy employees related to these non-qualified plans upon the Separation. The non-qualified plans are unfunded and contributions are made as benefits are paid.

At the Separation, we recognized $6.1 million of liabilities and $2.4 million of accumulated other comprehensive loss, net of tax, related to plans previously accounted for as multi-employer plans prior to the Separation.

Net Periodic Benefit Cost

Total net periodic benefit cost was $1.1 million and $1.2 million for the three months ended September 30, 2018 and 2017, respectively, and $2.9 million and $3.5 million for the nine months ended September 30, 2018 and 2017, respectively. Prior to the Separation, our net periodic benefit costs included total net periodic benefit costs associated with plans accounted for as single-employer plans and an allocation from Dover Corporation for plans accounted for as multi-employer plans. After the Separation, total net periodic benefit costs include all costs associated with plans that we sponsor, including plans that transferred to Apergy as discussed above.

Defined Contribution Retirement Plans

We also offer defined contribution retirement plans which cover the majority of our U.S. employees and employees in certain other countries. Expense relating to our defined contribution plans was $2.5 million and $2.1 million for the three months ended September 30, 2018 and 2017, respectively and $7.2 million and $6.1 million for the nine months ended September 30, 2018 and 2017, respectively.

14. Employee Benefit Plans and Non-Qualified Plans

Multiemployer Defined Benefit Plans and Non-Qualified Plans

Apergy participates in the following plans as though they are participants in a multi-employer plan with the other businesses of Dover. Accordingly, a proportionate share of the cost is reflected in the Combined Financial Statements.

Dover provides a defined benefit pension plan for its eligible U.S. employees and retirees (the “U.S. Pension Plan”). As such, the portion of Apergy’s liability associated with this U.S. Pension Plan is not reflected in Apergy’s Combined Balance Sheets and will not be recorded at the distribution date as this obligation will be maintained and serviced by Dover. Shortly before the spin-off date, Apergy participants in this the U.S. Pension Plan (other than Norris USW participants) will fully vest in their benefits, and all participants will cease accruing benefits. In addition, Apergy will not assume any funding requirements or obligations related to the defined benefit pension plan upon the distribution date. Norris USW participants will be moved to a new pension plan, and will continue to accrue benefits at Dover pre-spin, and Apergy post-spin.

Dover also provides an additional defined benefit pension plan for its eligible salaried non-U.S. employees and retirees in Canada. As such, the portion of Apergy’s liability associated with this non-U.S. plan is not reflected in Apergy’s Combined Balance Sheets as this obligation is being maintained and serviced by Dover. This plan, including all assets and liabilities, will be transferred to Apergy at the distribution date and will be recorded by Apergy at that point. Shortly before the spin-off date, all non-Apergy participants in this plan will cease accruing benefits or be permitted to make contributions, as applicable. The non-Apergy participants may elect a lump sum cash payment post separation that will be the responsibility of Apergy, will be funded out of the plan assets, and could also result in a non-cash settlement charge to earnings.

Dover provides to certain U.S. management employees, through non-qualified plans, supplemental retirement benefits in excess of qualified plan limits imposed by federal tax law. The benefit obligation attributed to Apergy employees for these non-qualified plans will be reflected in Apergy’s Combined Balance Sheets as of the distribution date. As of the spin-off date, Apergy participants in these non-qualified plans will no longer accrue benefits or be permitted to make contributions, as applicable. In addition, Apergy will assume any funding requirements or obligations related to these plans upon the distribution date.

The table below summarizes the expenses recorded in the Apergy financial statements for the Dover plans in which Apergy participates.

	Years Ended December 31,
	2017	2016	2015
Plan Name
Dover U.S. Pension Plan	$3,922	$4,643	$4,783
Canada Salaried Pension Plan	554	1,615	513
Other non-qualified plans	108	121	123

No contributions were made by Dover to the U.S. Pension Plan in 2017, 2016 or 2015. No contribution is expected to be made in 2018. Contributions to the Canada Salaried Pension Plan totaled $1.8 million, $2.0 million, and $1.1 million in 2017, 2016 and 2015, respectively. Expected contributions in 2018 are $1.3 million. The non-qualified plans are unfunded and contributions are made as benefits are paid.

Single Employer Defined Benefit Plans

Apergy sponsors one defined benefit pension plan to certain hourly non-U.S. employees and retirees. The plan is closed to new participants; however, all active participants in these plans continue to accrue benefits. This plan is considered a direct obligation of Apergy and has been recorded within Apergy’s Combined Financial Statements.

The Company sponsors non-qualified plans covering certain U.S. employees and retirees of the Company. The plans provide supplemental retirement benefits in excess of qualified plan limits imposed by federal tax law. The plans are closed to new hires and all benefits under the plans are frozen. The plans are considered direct obligations of Apergy and have been recorded within Apergy’s Combined Financial Statements.

Apergy does not have any other post-retirement employee benefit plans other than those plans mentioned above.

Defined Contribution Plan

Apergy offers a defined contribution retirement plan which covers the majority of its U.S. employees, as well as employees in certain other countries. The Company’s expense relating to defined contribution plans was $8,150, $6,446 and $7,247 for the years ended December 31, 2017, 2016 and 2015, respectively.

Obligations and Funded Status

The following tables summarize the Combined Balance Sheets impact, including the benefit obligations, assets and funded status associated with the Company’s single employer defined benefit plans at December 31, 2017 and 2016.

	Non-U.S. Qualified Defined Benefit Plan		Non-Qualified Supplemental Benefits Plan
	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$3,512	$3,139	$18,600	$20,313
Service cost	106	102	—	—
Interest cost	137	129	621	719
Benefits paid	(99)	(79)	(1,710)	(2,484)
Actuarial loss (gain)	(22)	170	(3,314)	52
Currency translation and other	247	51	—	—

Benefit obligation at end of year	3,881	3,512	14,197	18,600

Change in plan assets:
Fair value of plan assets at beginning of year	3,391	3,056	—	—
Actual return on plan assets	290	198	—	—
Company contributions	166	165	1,710	2,484
Benefits paid	(99)	(79)	(1,710)	(2,484)
Currency translation and other	245	51	—	—

Fair value of plan assets at end of year	3,993	3,391	—	—

Funded (unfunded) status	$112	$(121)	$(14,197)	$(18,600)

Amounts recognized in the Combined Balance Sheets consist of:
Assets and Liabilities:
Other assets and deferred charges	$112	$—	$—	$—
Accrued compensation and employee benefits	—	—	(1,547)	(2,211)
Other liabilities	—	(121)	(12,650)	(16,389)

Total assets and liabilities	112	(121)	(14,197)	(18,600)

Accumulated Other Comprehensive Loss (Income):
Net actuarial losses	1,449	1,632	6,078	9,721
Prior service cost	40	42	—	—
Net asset at transition, other	(20)	(21)	—	—
Deferred taxes	(397)	(446)	(2,670)	(3,592)

Total accumulated other comprehensive loss, net of tax	1,072	1,207	3,408	6,129

Net amount recognized at December 31,	$1,184	$1,086	$(10,789)	$(12,471)

Accumulated benefit obligations	$3,881	$3,512	$14,197	$18,600

The Company’s net funded (unfunded) status at December 31, 2017 and 2016 was an asset of $112 and a liability of $121, respectively, relating to the Company’s defined pension benefit plan operated by the Company’s businesses in Canada.

The accumulated benefit obligation for all defined benefit pension plans was $18,078 and $22,112 at December 31, 2017 and 2016, respectively. Pension plans with accumulated benefit obligations in excess of plan assets consist of the following at December 31, 2017 and 2016:

	2017	2016
Projected benefit obligation (PBO)	$—	$3,512
Accumulated benefit obligation (ABO)	—	3,512
Fair value of plan assets	—	3,391

Net Periodic Benefit Cost

Components of the net periodic benefit cost were as follows:

Defined Benefit Plans

	Non-U.S. Qualified Defined Benefit Plan			Non-Qualified Supplemental Benefits Plan
	2017	2016	2015	2017	2016	2015
Service cost	$106	$102	$118	$—	$—	$—
Interest cost	137	129	130	621	719	708
Expected return on plan assets	(198)	(186)	(184)	—	—	—
Amortization of:
Prior service cost	2	2	2	—	—	—
Recognized actuarial loss	68	58	57	330	305	284
Transition obligation	(1)	(1)	(1)	—	—	—
Other	—	—	—	(1)	—	—

Total net periodic benefit cost	$114	$104	$122	$950	$1,024	$992

Amounts expected to be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost during 2018 are as follows:

	Non-U.S. Qualified Defined Benefit Plan	Non-Qualified Supplemental Benefits Plan
Amortization of:
Prior service cost	$2	$—
Recognized actuarial loss	55	205
Transition obligation	(1)	—

Total	$56	$205

Assumptions

The Company determines actuarial assumptions on an annual basis. The weighted average assumptions used in determining the benefit obligations were as follows:

	Non-U.S. Qualified Defined Benefit Plan		Non-Qualified Supplemental Benefits Plan
	2017	2016	2017	2016
Discount rate	3.50%	3.75%	3.35%	3.55%

The weighted average assumptions used in determining the net periodic benefit cost were as follows:

	Non-U.S. Qualified Defined Benefit Plan		Non-Qualified Supplemental Benefits Plan
	2017	2016	2017	2016
Discount rate	3.75%	4.00%	3.55%	3.75%
Expected return on plan assets	5.50%	5.75%	na	na

The Company’s discount rate assumption is determined by developing a yield curve based on high quality corporate bonds with maturities matching the plans’ expected benefit payment streams. The plans’ expected cash flows are then discounted by the resulting year-by-year spot rates.

Plan Assets

The primary financial objective of the plans is to secure participant retirement benefits. Accordingly, the key objective in the plans’ financial management is to promote stability and, to the extent appropriate, growth in the funded status. Related and supporting financial objectives are established in conjunction with a review of current and projected plan financial requirements.

As it relates to the funded defined benefit pension plans, including those accounted for as multi-employer plans, the Company’s funding policy is consistent with the funding requirements of the Employment Retirement Income Security Act (“ERISA”) and applicable international laws. The Company is responsible for overseeing the management of the investments of the plans’ assets and otherwise ensuring that the plans’ investment programs are in compliance with ERISA, other relevant legislation and related plan documents. Where relevant, the Company has retained professional investment managers to manage the plans’ assets and implement the investment process. The investment managers, in implementing their investment processes, have the authority and responsibility to select appropriate investments in the asset classes specified by the terms of their applicable prospectus or investment manager agreements with the plans.

The assets of the plans are invested to achieve an appropriate return for the plans consistent with a prudent level of risk. The asset return objective is to achieve, as a minimum over time, the passively managed return earned by market index funds, weighted in the proportions outlined by the asset class exposures identified in the plans’ strategic allocation. The expected return on assets assumption used for pension expense is developed through analysis of historical market returns, statistical analysis, current market conditions and the past experience of plan asset investments. The Company’s plans were expected to achieve rates of return on invested assets of 5.50% and 5.75% for 2017 and 2016, respectively.

The Company’s actual and target weighted average asset allocation for our non-U.S. Corporate Pension Plan was as follows:

	2017	2016	Current Target
Equity securities	61%	60%	60%
Fixed income	38%	39%	40%
Real estate and other	1%	1%	—%

Total	100%	100%	100%

The fair values of the non-U.S. pension plan assets by asset category within the fair value hierarchy (as defined in Note 10 — Fair Value Measurements) were as follows:

	Non-U.S. Qualified Defined Benefit Plan
	December 31, 2017				December 31, 2016
	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value *
Mutual funds	$2,399	$1,594	$—	$3,993	$2,104	$1,287	$—	$3,391

Total	$2,399	$1,594	$—	$3,993	$2,104	$1,287	$—	$3,391

*

A revision was made to the fair value leveling hierarchy in the above table as of December 31, 2016. The change was from level 2 to 1. The valuation techniques were unchanged and the amounts revised were not material to the prior annual period.

The Company had no level 3 Non-U.S. Plan assets at December 31, 2017 and 2016.

Mutual funds are categorized as either Level 1 or 2 depending on the nature of the observable inputs.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The availability of observable data is monitored by plan management to assess appropriate classification of financial instruments within the fair value hierarchy. Depending upon the availability of such inputs, specific securities may transfer between levels. In such instances, the transfer is reported at the end of the reporting period.

Future Estimates

Benefit Payments

Estimated future benefit payments to retirees, which reflect expected future service, are as follows:

	Non-U.S. Qualified Defined Benefit Plan	Non-Qualified Supplemental Benefits Plan
2018	$86	$1,572
2019	94	1,472
2020	92	1,368
2021	100	1,261
2022	107	1,154
2023 - 2027	709	4,163

Contributions

In 2018, the Company expects to contribute approximately $0.2 million to its non-U.S. qualified plan.